Rate Sheet Prospectus Supplement Dated July 7, 2025
To The Prospectus Dated April 28, 2025 For

PERSPECTIVE ADVISORY II®
FLEXIBLE PREMIUM VARIABLE AND FIXED DEFERRED ANNUITY

Issued by
Jackson National Life Insurance Company® through
Jackson National Separate Account - I

This Rate Sheet Prospectus Supplement is to be used in connection with the above-referenced prospectus. Please read and keep it together with your prospectus for future reference. To obtain an additional copy of the prospectus, please contact us at our Customer Care Center, P.O. Box 24068, Lansing, Michigan, 48909-4068; 1-800-644-4565; www.jackson.com.

The purpose of this Rate Sheet Prospectus Supplement (“Supplement”) is to provide the current annual add-on benefit charges (referred to as the “charges”), and applicable add-on benefit rates for the following add on benefits;

•AutoGuard;
•Flex Guaranteed Minimum Withdrawal Benefit (“Flex GMWB”) (Single) and (Joint);
•Flex Net Guaranteed Minimum Withdrawal Benefit (“Flex Net GMWB”) (Single) and (Joint);
•Flex Strategic Income Guaranteed Minimum Withdrawal Benefit (“Flex Strategic Income GMWB”) (Single) and (Joint);
•MarketGuard Stretch;
•Return of Premium Guaranteed Minimum Death Benefit (“GMDB”);
•Roll-up Guaranteed Minimum Death Benefit (“Roll-up GMDB”);
•Highest Quarterly Anniversary Value Guaranteed Minimum Death Benefit (“Highest Quarterly Anniversary Value GMDB”);
•Combination Roll-up and Highest Quarterly Anniversary Value Guaranteed Minimum Death Benefit (“Combination Roll-up and Highest Quarterly Anniversary Value GMDB”); and
•Flex DB.

This Supplement also provides the current minimum and maximum annual fees you would pay for a single optional benefit, and the current lowest and highest cost you would incur each year, based on current charges. This Supplement replaces and supersedes any previously issued Rate Sheet Prospectus Supplement and must be used in conjunction with an effective prospectus. For complete information about the add-on benefits referenced in this Rate Sheet Prospectus Supplement, please see the applicable subsections under the “CONTRACT CHARGES”, “ACCESS TO YOUR MONEY”, and “DEATH BENEFIT” sections in the prospectus.

The charges and rates below apply for applications signed on or after July 21, 2025.

It is important that you have the most current Rate Sheet Prospectus Supplement as of the date you sign your application. This Supplement has no specified end date and can be superseded at any time. If we supersede this Supplement with a new Rate Sheet Prospectus Supplement, the new Rate Sheet Prospectus Supplement will be filed a minimum of 10 calendar days prior to its effective date.

The current minimum and maximum annual fees (for a single optional benefit), as displayed in the “Ongoing Fees and Expenses (annual charges)” section of the table contained in the “IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE CONTRACT” section of the prospectus are:

ANNUAL FEE	MINIMUM	MAXIMUM
3. Optional benefits available for an additional charge (for a single optional benefit, if elected)[3]	0.20%	1.95%

3.    The minimum fee reflects an annualized percentage of GMDB Benefit Base. The maximum fee reflects an annualized percentage of the GWB.

The current lowest and highest annual cost estimates, as displayed in the “Ongoing Fees and Expenses (annual charges)” section of the table contained in the “IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE CONTRACT” section of the prospectus are:

LOWEST ANNUAL COST: $705	HIGHEST ANNUAL COST: $4,595
Assumes:
•Investment of $100,000
•5% annual appreciation
•Least expensive combination of Fund fees and expenses
•No add-on benefits
•No sales charges
•No additional purchase payments, transfers or withdrawals

Assumes:
•Investment of $100,000
•5% annual appreciation
•Most expensive combination of add-on benefits and Fund fees and expenses
•No sales charges
•No additional purchase payments, transfers or withdrawals

Charges and Rates Applicable to Add-On Benefits Elected on the Contract Issue Date

The current annual charges for the following add-on benefits, when elected at issue, are:

Add-on Benefit Name	Current Annual Charge	Charge Basis
AutoGuard	0.85%	GWB
Flex GMWB (Single)	Plus: 1.65%	GWB
	Core: 1.15%
	Value: 0.30%
Flex GMWB (Joint)	Plus: 1.95%	GWB
	Core: 1.45%
	Value: 0.60%
Flex Net GMWB (Single)	Core: 1.30%	GWB
	Value: 0.45%
Flex Net GMWB (Joint)	Core: 1.60%	GWB
	Value: 0.75%
Flex Strategic Income GMWB (Single)	1.75%	GWB
Flex Strategic Income GMWB (Joint)	1.85%	GWB
MarketGuard Stretch	1.10%	GMWB Charge Base
Return of Premium GMDB	0.20%	GMDB Benefit Base
Roll-up GMDB	1.15%	GMDB Benefit Base
Highest Quarterly Anniversary Value GMDB	0.50%	GMDB Benefit Base
Combination Roll-up and Highest Quarterly Anniversary Value GMDB	1.25%	GMDB Benefit Base
Flex DB*	With Flex Value: 1.00%	GMWB Death Benefit
	With Flex Core: 1.00%
* Flex DB is only available with elections of the Flex GMWB (Single) Value or Core benefit options.

The current rates for benefit options available with the Flex GMWB (Single) and (Joint) and Flex Net (Single) and (Joint) add-on benefits, when elected at issue, are:

Flex GMWB (Single)
Benefit Option	Value		Core		Plus
Bonus	5%		6%		7%
Step-Up	Annual Contract Value		Annual Contract Value		Quarterly Contract Value
GWB Adjustment	105%		105%		200%
GAWA Percentages	Ages	GAWA%	Ages	GAWA %	Ages	GAWA%
	35-59	3.00%	35-59	4.00%	35-59	4.00%
	60-64	3.00%	60-64	4.00%	60-64	4.25%
	65-69	4.00%	65-69	5.40%	65-69	5.80%
	70-74	4.15%	70-74	5.60%	70-74	6.00%
	75-80	4.25%	75-80	5.80%	75-80	6.20%
	81+	4.50%	81+	6.05%	81+	6.45%

Flex GMWB (Joint)
Benefit Option	Value		Core		Plus
Bonus	5%		6%		7%
Step-Up	Annual Contract Value		Annual Contract Value		Quarterly Contract Value
GWB Adjustment	105%		105%		200%
GAWA Percentages	Ages	GAWA%	Ages	GAWA %	Ages	GAWA%
	35-59	2.75%	35-59	3.75%	35-59	3.75%
	60-64	2.75%	60-64	3.75%	60-64	4.00%
	65-69	4.00%	65-69	5.05%	65-69	5.40%
	70-74	4.15%	70-74	5.25%	70-74	5.60%
	75-80	4.25%	75-80	5.45%	75-80	5.80%
	81+	4.50%	81+	5.70%	81+	6.05%

Flex Net GMWB (Single)
Benefit Option	Value		Core
Bonus	5%		6%
Step-Up	Annual Contract Value		Annual Contract Value
GWB Adjustment	105%		105%
GAWA Percentages	Ages	GAWA%	Ages	GAWA %
	35-59	3.00%	35-59	4.00%
	60-64	3.00%	60-64	4.00%
	65-69	4.00%	65-69	5.40%
	70-74	4.15%	70-74	5.60%
	75-80	4.25%	75-80	5.80%
	81+	4.50%	81+	6.05%

Flex Net GMWB (Joint)
Benefit Option	Value		Core
Bonus	5%		6%
Step-Up	Annual Contract Value		Annual Contract Value
GWB Adjustment	105%		105%
GAWA Percentages	Ages	GAWA%	Ages	GAWA %
	35-59	2.75%	35-59	3.75%
	60-64	2.75%	60-64	3.75%
	65-69	4.00%	65-69	5.05%
	70-74	4.15%	70-74	5.25%
	75-80	4.25%	75-80	5.45%
	81+	4.50%	81+	5.70%

The current rates for the Flex Strategic Income GMWB (Single) and (Joint) add-on benefits, when elected at issue, are:

Flex Strategic Income GMWB (Single)
Bonus	5%
GAWA Percentages	Ages	Accelerated GAWA%	Standard GAWA%
	35-59	5.35%	3.00%
	60-64	5.60%	3.00%
	65-69	7.00%	4.00%
	70-74	7.25%	4.00%
	75-80	7.35%	4.00%
	81+	7.60%	4.00%

Flex Strategic Income GMWB (Joint)
Bonus	5%
GAWA Percentages	Ages	Accelerated GAWA%	Standard GAWA%
	35-59	5.00%	2.75%
	60-64	5.00%	2.75%
	65-69	6.25%	4.00%
	70-74	6.40%	4.00%
	75-80	6.50%	4.00%
	81+	6.75%	4.00%

The current rate for the AutoGuard add-on benefit, when elected at issue, is:

Add-on Benefit Name	GAWA Percentage
AutoGuard	5.00%

The current rates for the MarketGuard Stretch add-on benefit, when elected at issue, are:

Add-on Benefit Name	Ages	GAWA Percentage
MarketGuard Stretch	0-54	4.50%
	55-59	5.00%
	60+	5.50%

The current rate for the GMWB Death Benefit step-up percentage, when elected at issue, is:

Add-on Benefit Name	Step-Up Percentage
Flex DB*	100.00%
* Flex DB is only available with elections of the Flex GMWB (Single) Value or Core benefit options.
The current rates for the Roll-up GMDB and Combination Roll-up and Highest Quarterly Anniversary Value GMDB add-on benefits, when elected at issue, are:

Add-on Benefit Name	Roll-up Percentage
	Age 69 or younger	Age 70 or older
Roll-up GMDB	6.00%	5.00%
Combination Roll-up and Highest Quarterly Anniversary Value GMDB	6.00%	5.00%

Charges and Rates Applicable to Add-On Benefits Elected on a Contract Anniversary

The current annual charges for the Flex GMWB (Single and Joint) add-on benefits, when elected on a Contract Anniversary, are:

Add-on Benefit Name	Current Annual Charge	Charge Basis
Flex GMWB (Single)	1.45%	GWB
Flex GMWB (Joint)	1.45%	GWB

The current rates for benefit options of the Flex GMWB (Single) and (Joint) add-on benefits, when elected on a Contract Anniversary, are:

Flex GMWB (Single)
Benefit Option	Core
Bonus	6%
Step-Up	Annual Contract Value
GWB Adjustment	105%
GAWA Percentages	Ages	GAWA %
	35-59	3.75%
	60-64	3.75%
	65-69	5.00%
	70-74	5.00%
	75-80	5.25%
	81+	5.50%

Flex GMWB (Joint)
Benefit Option	Core
Bonus	6%
Step-Up	Annual Contract Value
GWB Adjustment	105%
GAWA Percentages	Ages	GAWA %
	35-59	3.25%
	60-64	3.25%
	65-69	4.50%
	70-74	4.50%
	75-80	4.75%
	81+	5.00%

In order for you to receive the charges and rates disclosed in this Supplement, your application or benefit election form must be signed on or after the date referenced above. We must receive your application in Good Order within 14 calendar days from the date you sign your application, and your initial Premium Payment must be received within 14 calendar days (60 calendar days for 1035 exchanges, direct transfers, or direct rollovers) from the date you sign your application. If you are electing a benefit after your Contract has already been issued, we must receive your benefit election form in Good Order within 14 calendar days from the date you sign your benefit election form, and at most thirty (30) calendar days before your Contract Anniversary and no later than 4:00pm Eastern Time on your Contract Anniversary. Once your Contract is issued with the add-on benefit (or the benefit is added to your Contract post-issue), the rates disclosed in this Supplement will not change as long as the add-on benefit is effective, however the charges will be subject to any charge increase provisions outlined in your Contract.

Subject to meeting the timing requirements stated above, on the Issue Date, if the current rates have changed since the date you signed your application, the following will apply:

•If the Bonus percentage increased, you will receive the higher percentage in effect on the issue date.
•If the GAWA percentages increased, you will receive the higher percentages in effect on the issue date.
•If the GWB Adjustment percentage increased, you will receive the higher percentage in effect on the issue date.
•If the Roll-up percentage increased, you will receive the higher percentage in effect on the issue date.
•If the Flex DB step-up percentage increased, you will receive the higher percentage in effect on the issue date.
•If the Annual Charge decreased, you will receive the lower charge in effect on your issue date.
However, if any of the rates associated with your election(s) decreased, or the Annual Charge(s) associated with your election(s) increased, you will receive all of the rates and Annual Charges associated with your election(s) that were in effect on the date you signed your application or benefit election form.

If the necessary paperwork and initial Premium Payment are not received within the timelines referenced above, you will receive the applicable charges and rates in effect as of the Contract's Issue Date or as of the effective date of your add-on benefit.

If your application or benefit election form was signed prior to the application or benefit election form date shown above, please refer to your Contract for the charges and rates applicable to your add-on benefits, or contact our Customer Care Center.

All Rate Sheet Prospectus Supplements are available by contacting our Customer Care Center at 1-800-644-4565, and are also available at www.jackson.com/product-literature-5.html.

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To be used with JMV18691 04/25

JFV100775 07/25